Net finance expenses - Disclosure of finance income and costs recognized in profit or loss explanatory (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of financial assets [line items]
Interest income	$ 7,478	$ 6,866
Foreign exchange gains	13,634	18,841
Finance income	21,112	25,707
Interest expense on financial liabilities measured at amortized cost	(168,762)	(159,839)
Interest leasing	(280)	(2,515)
Other financial charges	(5,847)	(4,297)
Foreign exchange losses	(4,015)	(41,076)
Finance expenses	(178,981)	(208,147)
Net finance expenses	(157,869)	(182,440)
Interest rate swaps
Disclosure of financial assets [line items]
Gains (losses) on change in fair value of derivatives	$ (77)	$ (420)